CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2024
CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES
Schedule of balance recorded in Statement of Loss
Continuity	2024	2023
Beginning balance	$2,197	$-
Recognition on issue date	-	2,234
Transaction costs	-	(22)
Interest accretion	758	26
Interest paid and payable	(411)	(15)
Exchange difference	206	(26)
Ending balance	$2,750	$2,197
Continuity	2024	2023
Beginning balance	$16,687	$-
Recognition on issue date	-	17,866
Loss (gain) on change in fair value	18,618	(1,179)
Ending balance	$35,305	$16,687

Summary of fair value of conversion option
Input/Assumption	2024	2023
Share price on valuation date	US$0.582	US$0.32
Volatility	95.3360%	95.4459%
Strike price on conversion	US$0.3557	US$0.3557
Time to expiration	3,274 days	3,640 days
Risk free interest rate	4.447%	5.153%
Dividend Yield	Nil%	Nil%